Stockholders Equity (Details 2) - Warrant - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Outstanding, Beginning Balance	1,620,000	0
Granted		1,620,000
Outstanding, Ending Balance	11,385,125	1,620,000
Weighted Average Grant Price, Beginning Balance	$ 0.50	$ 0
Weighted Average Grant Price, Granted		0.50
Weighted Average Grant Price, Ending Balance	$ 0.32	$ 0.50
Weighted Average Remaining Contractual life In Years, Granted	5 years 14 days	5 years
Weighted Average Remaining Contractual life In Years		4 years 7 months 9 days